Capital disclosures	12 Months Ended
Mar. 31, 2022
Capital Disclosures [Abstract]
Capital disclosures [Text Block]

17. Capital disclosures

The Company considers its capital to be its shareholders' equity.

The Company manages its capital structure to have sufficient resources available to meet day-to-day operating requirements, continue as a going concern and fund its research and development program. The Company is dependent on non-operating sources of cash, primarily from issuing equity and debt, to fund its operations and research development programs. The Company monitors its capital and the expected cash flows required to achieve its business objectives to determine its future financing needs. It seeks additional capital when deemed appropriate, but there is no assurance that it will be able to secure the necessary capital when required.

The Company is not subject to externally imposed capital requirements and there has been no change with respect to the overall capital risk management strategy during the year ended March 31, 2022.